UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                              FORM 13-F

                         FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     GEORGE A. WEISS
Address:  One State Street
          Hartford, CT 06103

13F File Number: 28-7186

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report of behalf of Reporting Manager:
Name:  Steven C. Kleinman
Title: Chief Financial Officer
Phone: (860) 240-8974
Signature, Place and Date of Signing:
  Steven C. Kleinman  Hartford, Connecticut  February  9, 2001.

Report Type (Check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
George Weiss & Co. LLC 28-7188

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           66
Form 13F Information Table Value Total:     $193,197

List of Other Included Managers:
No.    13F File Number      Name
01     28-7188              George Weiss & Co. LLC

                               Title of                 Value               Investment  Other             Voting Authority
Name of Issuer                 Class     CUSIP      (x $1000)      Shares   Discretion Managers        Sole      Shared        None
------------------------------ --------- ---------- --------- -----------   ---------- -------- ----------- ----------- -----------
ALLEGHENY ENERGY INC           Common    017361106       318        6,600       Shared                    0       6,600           0
ALLETE                         Common    018522102      1737       70,000       Shared                    0      70,000           0
ALLETE                         Common    018522102       856       34,500       Shared    01              0      34,500           0
ALLIANT ENERGY CORP            Common    018802108      1116       35,000       Shared                    0      35,000           0
ALLIANT ENERGY CORP            Common    018802108       424       13,300       Shared    01              0      13,300           0
AMEREN CORPORATION             Common    023608102      4529       97,800       Shared                    0      97,800           0
AMEREN CORPORATION             Common    023608102      1630       35,200       Shared    01              0      35,200           0
AMERICAN ELECTRIC POWER CO.,   Common    025537101      2846       61,200       Shared                    0      61,200           0
AMERICAN ELECTRIC POWER CO.,   Common    025537101       925       19,900       Shared    01              0      19,900           0
CAPSTONE TURBIN CORP           Common    14067D102       529       18,900       Shared                    0      18,900           0
CAPSTONE TURBIN CORP           Common    14067D102       202        7,200       Shared    01              0       7,200           0
COASTAL CORP                   Common    190441105      3091       35,000       Shared    01              0      35,000           0
CONECTIV INC                   Common    206829103      4247      211,700       Shared                    0     211,700           0
CONECTIV INC                   Common    206829103      1144       57,000       Shared    01              0      57,000           0
CONSTELLATION ENERGY GROUP     Common    210371100       811       18,000       Shared                    0      18,000           0
CONSTELLATION ENERGY GROUP     Common    210371100       306        6,800       Shared    01              0       6,800           0
CP & L ENERGY CONTIGENT VALUE  Common    743263AA3         0       86,400       Shared    01              0      86,400           0
DOMINION RESOURCES INC. OF VA. Common    25746U109      9574      142,900       Shared                    0     142,900           0
DOMINION RESOURCES INC. OF VA. Common    25746U109      3404       50,800       Shared    01              0      50,800           0
DTE ENERGY CO.                 Common    233331107      9598      246,500       Shared                    0     246,500           0
DTE ENERGY CO.                 Common    233331107      3212       82,500       Shared    01              0      82,500           0
EDISON INT'L                   Common    281020107       853       54,600       Shared                    0      54,600           0
EDISON INT'L                   Common    281020107       300       19,200       Shared    01              0      19,200           0
EMPIRE DISTRICT ELECTRIC       Common    291641108      3171      120,500       Shared    01              0     120,500           0
ENERGY EAST CORP               Common    29266M109       681       34,600       Shared                    0      34,600           0
ENERGY EAST CORP               Common    29266M109       262       13,300       Shared    01              0      13,300           0
EQUITABLE RESOURCES            Common    294549100      1575       23,600       Shared                    0      23,600           0
EQUITABLE RESOURCES            Common    294549100       567        8,500       Shared    01              0       8,500           0
FIRSTENERGY CORP               Common    337932107       218        6,900       Shared                    0       6,900           0
FPL GROUP INC.                 Common    302571104     10397      144,900       Shared                    0     144,900           0
FPL GROUP INC.                 Common    302571104      7756      108,100       Shared    01              0     108,100           0
IPALCO ENTERPRISES INC.        Common    462613100      3633      150,200       Shared    01              0     150,200           0
J.P. MORGAN                    Common    _616880100     9682       58,500       Shared    01              0      58,500           0
MCN ENERGY                     Common    55267J100      8315      300,300       Shared    01              0     300,300           0
MONTANA POWER COMPANY          Common    612085100      5999      289,100       Shared                    0     289,100           0
MONTANA POWER COMPANY          Common    612085100      1710       82,400       Shared    01              0      82,400           0
NEWPOWER HOLDINGS INC.         Common    652463100      2486      253,400       Shared                    0     253,400           0
NEWPOWER HOLDINGS INC.         Common    652463100       472       48,100       Shared    01              0      48,100           0
NIAGARA MOHAWK HOLDINGS INC    Common    653520106     10199      611,200       Shared    01              0     611,200           0
NISOURCE INC                   Common    65473P105      1325       43,100       Shared                    0      43,100           0
NISOURCE INC                   Common    65473P105       495       16,100       Shared    01              0      16,100           0
NORTHEAST UTILITIES            Common    664397106      7336      302,500       Shared    01              0     302,500           0
NORTHWESTERN CORPORATION       Common    668074107      1926       83,300       Shared                    0      83,300           0
NORTHWESTERN CORPORATION       Common    668074107       301       13,000       Shared    01              0      13,000           0
NUI CORP                       Common    629430109       904       28,100       Shared                    0      28,100           0
NUI CORP                       Common    629430109       428       13,300       Shared    01              0      13,300           0
OLD KENT FINL                  Common    679833103      2573       58,800       Shared    01              0      58,800           0
ORION PWR HOLDINGS             Common    686286105      1133       46,000       Shared                    0      46,000           0
ORION PWR HOLDINGS             Common    686286105       428       17,400       Shared    01              0      17,400           0
PINNACLE GLOBAL GROUP INC      Common    723465100       213       50,000       Shared                    0      50,000           0
PINNACLE WEST CAPITA           Common    723484101      1324       27,800       Shared                    0      27,800           0
PINNACLE WEST CAPITA           Common    723484101       495       10,400       Shared    01              0      10,400           0
PPL CORPORATION                Common    69351T106      9797      216,800       Shared                    0     216,800           0
PPL CORPORATION                Common    69351T106      2707       59,900       Shared    01              0      59,900           0
PUBLIC SERVICE CO OF NEW       Common    744499104      5722      213,400       Shared                    0     213,400           0
PUBLIC SERVICE CO OF NEW       Common    744499104      1528       57,000       Shared    01              0      57,000           0
PUBLIC SERVICE ENTER           Common    744573106     18706      384,700       Shared                    0     384,700           0
PUBLIC SERVICE ENTER           Common    744573106      5349      110,000       Shared    01              0     110,000           0
PUGET SOUND ENERGY INC.        Common    745310102      1199       43,100       Shared                    0      43,100           0
PUGET SOUND ENERGY INC.        Common    745310102       456       16,400       Shared    01              0      16,400           0
SYNTROLEUM CORP COM            Common    871630109      1931      113,600       Shared                    0     113,600           0
TARO PHARMACEUTICAL INDUS      Common    M8737E108      4346      139,900       Shared                    0     139,900           0
TESORO PETROLEUM               Common    881609101      1991      171,300       Shared                    0     171,300           0
UTILICORP                      Common    918005109      1141       36,800       Shared                    0      36,800           0
UTILICORP                      Common    918005109       419       13,500       Shared    01              0      13,500           0
XCEL ENERGY INC                Common    98389B100       250        8,600       Shared                    0       8,600           0